Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 17,788	$ 125,116
Restricted cash	4,232
Accounts receivable, trade and other, net of allowance	9,231	7,944
Income taxes receivable	4,335	15,438
Accrued oil and gas revenue	14,920	17,206
Fair value of oil and gas derivatives	24,467	5,403
Inventory	7,831	662
Prepaid expenses and other	3,045	1,609
Total current assets	85,849	173,378
PROPERTY AND EQUIPMENT:
Oil and gas properties (successful efforts method)	1,217,891	1,339,462
Furniture, fixtures and equipment	4,962	3,985
Gross property and equipment	1,222,853	1,343,447
Less: Accumulated depletion, depreciation and amortization	(685,110)	(669,463)
Net property and equipment	537,743	673,984
Fair value of oil and gas derivatives	15,732
Deferred tax assets	19,695	4,700
Deferred financing cost	5,558	8,212
TOTAL ASSETS	664,577	860,274
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	47,106	35,079
Accrued liabilities	47,105	25,308
Accrued abandonment costs	4,392	4,574
Deferred tax liabilities liabilities	19,695	4,700
Fair value of interest rate derivatives		1,087
Current portion of debt	167,086
Total current liabilities	285,384	70,748
LONG-TERM DEBT	179,171	330,147
Accrued abandonment costs	11,683	13,716
Fair value of oil and gas derivatives	4,367	278
Total liabilities	480,605	414,889
Commitments and contingencies (See Note 9)
STOCKHOLDERS' EQUITY:
Preferred stock: 10,000,000 shares authorized: Series B convertible preferred stock, $1.00 par value, issued and outstanding 2,250,000 shares	2,250	2,250
Common stock: $0.20 par value, 100,000,000 shares authorized; issued and outstanding 37,685,378 and 37,452,023 shares, respectively	7,212	7,166
Treasury stock (12.377 and 19,915 shares, respectively)	(196)	(411)
Additional paid in capital	643,828	637,335
Retained earnings (accumulated deficit)	(469,122)	(200,955)
Total stockholders' equity	183,972	445,385
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 664,577	$ 860,274